Note 9 - Leases - Balance Sheet Information (Details) (Parentheticals)	Dec. 31, 2025	Dec. 31, 2024
Finance Lease, Liability, Current, Statement of Financial Position [Extensible Enumeration]	Long-term debt - current (note 13)	Long-term debt - current (note 13)
Finance Lease, Liability, Noncurrent, Statement of Financial Position [Extensible Enumeration]	Long-term debt (note 13)	Long-term debt (note 13)